ACCOUNTS AND OTHER RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET
ACCOUNTS AND OTHER RECEIVABLE, NET

(US$ MILLIONS)	2018	2017
Current, net	$4,307	$3,454
Non-current, net
Accounts receivable	37	—
Retainer on customer contracts	103	197
Billing rights	713	711
Total Non-current, net	$853	$908
Total (1)	$5,160	$4,362

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(1)	Refer to Note 16 for additional information.
The increase in accounts and other receivable, net from December 31, 2017 is primarily attributable to the acquisition of Westinghouse and consolidation of Teekay Offshore in our infrastructure services segment during the year ended December 31, 2018. This accounts for a $795 million movement in accounts receivable as at December 31, 2018 compared to December 31, 2017.
Billing rights primarily represent unbilled rights arising at BRK Ambiental from revenue earned from the construction on public concessions contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.
Our construction services business has a retention balance, which is comprised of amounts that have been earned but held back until the satisfaction of certain conditions specified in the contract are met. The retention balance included in the current accounts receivable balance as at December 31, 2018 was $164 million (2017: $125 million), and the retention balance included in the non-current accounts receivable balance as at December 31, 2018 was $93 million (2017: $111 million).
The amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2018	2017	2016
Loss allowance - beginning	$40	$7	10
Add: increase in allowance	22	39	1
Deduct: bad debt write offs	(10)	(6)	(3)
Foreign currency translation	(7)	—	(1)
Loss allowance - ending	$45	$40	$7
The increase in loss allowance is primarily attributable to BRK Ambiental for the year ended December 31, 2018 and for December 31, 2017.